Severance Costs	3 Months Ended
Mar. 31, 2021
Severance Costs
Severance Costs

14.  Severance Costs

We have incurred severance costs stemming from reducing our headcount as the business has shifted from primarily a print and digital media business, generating advertising and sponsorship revenues, to primarily a commerce business marketing consumer products. We did not incur such costs during the three months ended March 31, 2021. The costs incurred during the three months ended March 31, 2020 resulted from the rightsizing of our business. We recorded severance costs of $0.6 million in “accrued salaries, wages, and employee benefits” and $0.1 million in “other noncurrent liabilities” as of December 31, 2020 on the condensed consolidated balance sheets. Severance costs in the condensed consolidated statements of operations were as follows (in thousands):

	Three Months Ended March 31, 2020
	Corporate	Other	Total
Cost of sales	$—	$8	$8
Selling and administrative expenses	170	—	170
Total severance costs	$170	$8	$178